Shareholder Report	6 Months Ended
Jul. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Covington Trust
Entity Central Index Key	0000945908
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Fidelity MSCI North American Subset Index ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® MSCI North American Subset Index ETF
Class Name	Fidelity® MSCI North American Subset Index ETF
Trading Symbol	FINA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® MSCI North American Subset Index ETF for the period July 7, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI North American Subset Index ETFA	$ 1	0.09%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.09%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 1,196,509,825
Holdings Count | shares	276
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$1,196,509,825
Number of Holdings	276
Portfolio Turnover	0%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 36.1 Financials 12.9 Industrials 9.5 Communication Services 9.3 Consumer Discretionary 9.2 Health Care 8.9 Consumer Staples 5.1 Energy 3.8 Real Estate 2.3 Materials 2.2 Utilities 0.7 Common Stocks 100.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 95.1 Canada 4.1 Brazil 0.4 Switzerland 0.2 United Kingdom 0.1 Netherlands 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.1 Canada - 4.1 Brazil - 0.4 Switzerland - 0.2 United Kingdom - 0.1 Netherlands - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 6.8 Apple Inc 6.8 Microsoft Corp 5.0 Amazon.com Inc 4.0 Alphabet Inc Class A 3.4 Broadcom Inc 2.6 Alphabet Inc Class C 2.1 Meta Platforms Inc Class A 1.8 JPMorgan Chase & Co 1.4 Micron Technology Inc 1.4 35.3